PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition and Movement of Property, Plant and Equipment
Composition and movement:

      2018

	Land and Buildings(1)	Machinery and Equipment (1) (2)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost
`
Balance at January 1, 2018	$28,399	$29,602	$66	$6,522	$1,273	$65,862

Additions	806	2,331	19	590	(132)	3,614
Sale and write-off	(38)	(1,547)	-	(619)	-	(2,204)

Balance as of December 31, 2018	29,167	30,386	85	6,493	1,141	67,272

Accumulated Depreciation

Balance as of January 1, 2018	13,916	21,430	59	5,194	85	40,684
Depreciation and impairment	1,198	1,711	4	672	118	3,703
Sale and write-off	(38)	(1,462)	-	(619)	-	(2,119)

Balance as of December 31, 2018	15,076	21,679	63	5,247	203	42,268

Depreciated cost as of December 31, 2018	$14,091	$8,707	$22	$1,246	$938	$25,004

         2017

	Land and Buildings(1)	Machinery and Equipment (1) (2)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2017	$27,618	$26,485	$94	$5,520	$1,052	$60,769
Additions	781	3,151	-	1,002	1,196	6,130
Sale and write-off	-	(34)	(28)	-	(975)	(1,037)

Balance as of December 31, 2017	28,399	29,602	66	6,522	1,273	65,862

Accumulated Depreciation

Balance as of January 1, 2017	12,606	19,972	86	4,559	967	38,190
Depreciation and impairment	1,310	1,492	1	635	85	3,523
Sale and write-off	-	(34)	(28)	-	(967)	(1,029)

Balance as of December 31, 2017	13,916	21,430	59	5,194	85	40,684

Depreciated cost as of December 31, 2017	$14,483	$8,172	$7	1,328	$1,188	$25,178

(1)          Including labor costs charged in 2018 and 2017 to the cost of facilities,   machinery and equipment in the amount of $514 thousands and $431 thousands, respectively.

(2)          Including financing costs of $44 thousands capitalized in 2017 to the cost of machinery and equipment. During 2018 no financing costs were capitalized.

Schedule of Capitalized Leasing Rights of Land from Israel Land Administration
Capitalized leasing rights of land from the Israel land administration.
	December 31,
	2018	2017
	U.S. Dollars in thousands
Under finance lease	$1,004	$1,016